Pension, Savings, and Other Employee Benefits - Schedule of Retiree Medical Plan Assets By Asset Category (Details) - Other Benefits - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 17,432	$ 18,753	$ 16,717
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	17,432	18,753
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	207	364
Cash equivalents and money market funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	207	364
Cash equivalents and money market funds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Cash equivalents and money market funds | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Equity mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	10,387	11,402
Equity mutual funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	10,387	11,402
Equity mutual funds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Equity mutual funds | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Fixed income mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,838	6,987
Fixed income mutual funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	6,838	6,987
Fixed income mutual funds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Fixed income mutual funds | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	$ 0